SHARE BASED COMPENSATION (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		0 Months Ended
	Dec. 31, 2011 Warrant Senior management item	Dec. 31, 2012 Warrant Senior management	Dec. 31, 2011 Warrant Class A ordinary shares Senior management	Feb. 04, 2005 2005 Share Incentive Plan	Nov. 14, 2008 2005 Share Incentive Plan	Feb. 04, 2005 2005 Share Incentive Plan Minimum	Feb. 04, 2005 2005 Share Incentive Plan ISO	Jun. 01, 2010 2010 Equity Incentive Plan Class A ordinary shares	Jun. 01, 2010 2010 Equity Incentive Plan Class A ordinary shares Maximum	Jun. 01, 2010 2010 Equity Incentive Plan ISO	Jun. 01, 2010 2010 Equity Incentive Plan ISO Maximum	Jun. 01, 2010 2010 Equity Incentive Plan ISO Employees Minimum
SHARE BASED COMPENSATION
Shares authorized for grant				1,500,000	20,282,353			19,000,000
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser						10.00%						10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)						110.00%						110.00%
Purchase price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)						100.00%
Expiration term	18 months			10 years			5 years				10 years	5 years
Vesting period	1 year			4 years
Number of shares to be added to the 2010 Plan from the 2005 Plan									10,000,000
Annual increase in shares authorized on the first day of each fiscal year								25,000,000
Annual increase in shares authorized on the first day of each fiscal year (as a percent)								5.00%
Automatic termination period of the plan				10 years						10 years
Granted (in shares)	500,000
Number of shares that can be purchased from warrants			500,000
Number of employees to whom warrants are granted	1
Exercise price (in dollars per share)	19.01
Intrinsic value of shares outstanding	1,679
Intrinsic value of shares exercisable		0